Discontinued Operations Narrative (Details)			12 Months Ended
	Aug. 04, 2014 USD ($) shares	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash dividend received by Company from Tribune Publishing	$ 275,000,000
Repayments of long-term debt			$ 1,114,262,000	$ 299,285,000	$ 1,102,234,000
Transaction costs incurred to complete the Publishing Spin-off		$ 0		23,000,000	15,000,000
Number Of Lease Renewal Periods			2
Amount of accumulated other comprehensive loss allocated to Tribune Publishing	2,000,000
Contingent Liabilities Related to Discontinued Operations Subsequent to the Spin-off			$ 0
Five Year Contractual Term
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract			5 years
Ten Year Contractual Term
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract			10 years
Senior Secured Credit Agreement | Term Loan Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of long-term debt	$ 275,000,000
Tribune Publishing Company | Other Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Lease revenue				$ 24,000,000	$ 39,000,000
Tribune Publishing Company | Transition Services Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition services period, years				2 years
Gross billings to Tribune Publishing			$ 2,000,000	$ 19,000,000
Fees incurred related to technology and shared services			$ 1,000,000	$ 3,000,000
Tribune Publishing Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percent of outstanding Tribune Publishing Company shares distributed	98.50%
Distribution ratio of Tribune Publishing common stock	0.25
Tribune Publishing common stock distributed, shares | shares	25,042,263.000
Tribune Publishing Company | Dreamcatcher Credit Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum borrowing capacity under credit facility	$ 350,000,000
Tribune Publishing Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock retained by the Company in the Publishing Spin-off, shares | shares	381,354
Common stock owned by the Company, percent	1.50%